Finance income and expenses (Schedule of finance income) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ILS (₪)		Dec. 31, 2023 ILS (₪)
Finance income:
Interest from Short-term bank deposits	₪ 4,237	$ 1,328	₪ 4,258		₪ 4,644
Dividends	4,241	1,329	5,378		5,201
Changes in fair value of financial assets at fair values	31,899	10,000	23,802	[1]	3,567
Income from revaluation of a long-term financial assets	1,143	358	2,049	[1]	2,030
Foreign currency differences	0	0	367		676
Interest Income of debentures held for trading	3,141	985	3,811		4,207
Other interest	123	39	76		38
Total finance income	₪ 44,784	$ 14,039	₪ 39,741		₪ 20,363

[1]	Reclassified